CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Restricted cash	¥ 545,795	$ 74,774	¥ 2,854,568
Allowance for doubtful debt of the Consolidated VIEs without recourse to the primary beneficiaries	189,501		188,356
Accounts and notes receivable of the Consolidated VIEs without recourse to the primary beneficiaries	1,655,984	226,869	1,715,975
Restricted cash - non current	42,842	5,869	882
Property and equipment, net	17,216,635	2,358,669	13,024,393
Operating lease right-of-use assets, net	4,618,212	632,692	4,012,329
Deferred tax assets, net	306,623	42,007	247,644
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	615,015		334,511
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	208,299	28,537	115,806
Current portion of operating lease liabilities	899,818	123,275	780,164
Accounts and notes payable	709,260	97,168	696,177
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	355,679	48,728	356,080
Income taxes payable	69,569	9,531	35,197
Advances from customers	1,378,806	188,896	1,605,247
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	87,830	12,033	95,477
Current portion of deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	6,727	922	8,062
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	3,618,237	495,696	2,783,102
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	7,767,390	1,064,128	5,113,521
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,532,309	209,925	1,159,525
Non-current portion of operating lease liabilities	3,779,293	517,761	3,270,759
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107,850	14,775	98,457
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	734,404	100,613	688,362
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	273,824	$ 37,514	145,112
Asset pledged as collateral
Restricted cash - non current	18,000
Variable Interest Entity, Primary Beneficiary
Restricted cash	514,991		434,421
Accounts and notes receivable of the Consolidated VIEs without recourse to the primary beneficiaries	61,618
Restricted cash - non current	18,000		382
Property and equipment, net	7,150,464		7,398,768
Operating lease right-of-use assets, net	4,561,722		3,948,272
Deferred tax assets, net	221,722		208,266
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	589,000		30,000
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,093,160		544,803
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	94,162		97,388
Current portion of operating lease liabilities	881,025		754,935
Accounts and notes payable	574,642		493,837
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	355,679		356,080
Income taxes payable	68,458		13,531
Advances from customers	1,378,806		1,605,247
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	80,435		83,546
Current portion of deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	6,727		8,062
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,274,258		1,616,423
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	3,285,482		2,464,811
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	705,013		720,954
Non-current portion of operating lease liabilities	3,737,819		3,230,506
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107,850		98,082
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	118,374		139,174
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	38,654		11,862
Variable Interest Entity, Primary Beneficiary | Asset pledged as collateral
Property and equipment, net	¥ 1,022,885		¥ 1,116,514
Common Class A
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	2,698,935,000	2,698,935,000	2,698,935,000
Ordinary shares, shares issued (in shares) | shares	1,611,141,743	1,611,141,743	1,513,609,283
Ordinary shares, shares outstanding (in shares) | shares	1,582,788,929	1,582,788,929	1,513,609,283
Common Class B
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		0.00001
Ordinary shares, shares authorized (in shares) | shares	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares) | shares	30,721,723	30,721,723	30,721,723
Ordinary shares, shares outstanding (in shares) | shares	30,721,723	30,721,723	30,721,723
Common Class C
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	60,000	60,000	60,000
Ordinary shares, shares outstanding (in shares) | shares	60,000	60,000	60,000